DERIVATIVE WARRANTS LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2025
Derivative Warrants Liabilities
SCHEDULE OF DERIVATIVE WARRANT LIABILITY

	December 31, 2024		September 30, 2025
Share Price	US$	7.95	US$	0.76
Exercise Price	US$	8.1782	US$	380
Expected life		1.7 - 4.2 years		3.96-4.78 year
Risk-free interest rate		4.34%		3.78%
Dividend yield		0.00%		0.00%
Expected volatility		95%		95%
Early exercise threshold	US$	12.2673	US$	570

SCHEDULE OF CHANGES IN THE WARRANT LIABILITY

The following table presents the changes in the warrant liability during the period:

Balance as of December 31, 2023	$958,146
Issuance of March 2024 warrants	7,360,662
Changes in fair value of warrants	28,866,166
Reclassification to equity on exercise of warrants	(12,667,047)
Balance as of December 31, 2024	$24,517,927
Issuance of February 2025 warrants	20,434,668
Reclassification to equity on exercise of warrants	(14,531,624)
Changes in fair value of warrants	(30,389,592)
Balance as of September 30, 2025	$31,379